OMB Number: 3235-0675

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: 0002109249

CLIP 2026-NQM2 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Reid Ellison (332) 456-7320

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached Exhibit 99 to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ITASCA PARK LLC

Date:	October 16, 2026	By:	/s/ Reid Ellison
		Name:	Reid Ellison
		Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1 - Third Party Due Diligence Report – AMC Diligence, LLC Narrative

Schedule 1 – Data Compare

Schedule 2 – Exception Grades

Schedule 3 – RA Grades

Schedule 4 – Valuation Summary

99.2 – Third Party Due Diligence Report – Clarifii LLC Narrative

Schedule 1 – Data Compare

Schedule 2 – RA Grade Detail

Schedule 3 – RA Grade Summary

Schedule 4 – Valuation Report

99.3 - Third Party Due Diligence Report – Inglet Blair, LLC Narrative

Schedule 1 – Data Compare

Schedule 2 – Exceptions Report

Schedule 3 – Final Grading Summary

Schedule 4 – Valuation Report

99.4 - Third Party Due Diligence Report – Opus Capital Market Consultants, LLC Narrative

Schedule 1 – Data Compare

Schedule 2 – RA Grade Summary

Schedule 3 – Standard Findings Report

Schedule 4 – Valuation Report